Note 7 - Derivative Liabilities - Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Series F Warrants Relating To 2017 Securities Purchase Agreement [Member]
Beginning balance at September 30, 2020	$ 1,000,000	$ 1,000,000
Adjustments to estimated fair value	0	0
Ending balance at September 30, 2021	1,000,000	1,000,000
Series G Warrants Relating To 2018 Securities Purchase Agreement [Member]
Beginning balance at September 30, 2020	748,275	748,275
Adjustments to estimated fair value		0
Ending balance at September 30, 2021	748,275	748,275
Series H Warrants Relating To 2019 Securities Purchase Agreement [Member]
Beginning balance at September 30, 2020	568,144	1,247,415
Adjustments to estimated fair value	(108,944)	(679,271)
Ending balance at September 30, 2021	$ 459,200	$ 568,144